OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Impairment of Assets (Details) $ in Thousands		3 Months Ended			5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2020 bbl	Dec. 31, 2019 USD ($) bbl	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) bbl	Mar. 31, 2019 USD ($)		Mar. 31, 2018 USD ($)	Jul. 24, 2019
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of property and equipment					$ 0	$ 42,022			$ 104,939	[1]	$ 0
Impairment of inventories					0	0			9,276		5,717
Impairment of investment in unconsolidated affiliates					9,591	2,575			0		85,683
Impairment of intangible assets					0	0			3,005		0
Impairment of goodwill					0	17,504			0		0
Loss on impairment					9,591	62,101			117,220		91,400
Brent crude oil prices (in dollars per barrel) | bbl		61.14						20.51
Property and equipment, net					876,754	931,700		$ 876,754	1,834,180
Equity method investment, ownership percentage												58.22%
Equity method investment, carrying value		$ 0			77,058			$ 77,058	$ 111,917
Minimum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Brent crude oil prices (in dollars per barrel) | bbl	30
Maximum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Brent crude oil prices (in dollars per barrel) | bbl	50
Lider
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of investment in unconsolidated affiliates					$ 9,600						85,700
Equity method investment, ownership percentage					41.90%			41.90%	41.90%
Sky Futures
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of investment in unconsolidated affiliates			$ 2,600
Equity method investment, ownership percentage			17.20%
H225 Aircraft
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of property and equipment				$ 87,500	$ 87,500	$ 42,000	$ 87,500
Impairment of inventories				8,900					$ 8,900
Loss on impairment			$ 42,000
Property and equipment, net				116,400
Eastern Airways
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of property and equipment				61,200			$ 17,500
Impairment of inventories				300					$ 300		4,500
Property and equipment, net				$ 42,000
Bristow Academy
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Impairment of inventories											$ 1,200

[1]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).